Inventories (Tables)	12 Months Ended
Feb. 29, 2024
Inventories [Abstract]
Schedule of Inventories
	As of February 29/28
Figures in Rand thousands	2024	2023

Vehicles	2,083	75,843
Other consumables	4,499	3,316
Total inventories	6,582	79,159